Related party transactions - Management and directors' key management compensation transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Directors' fees	$ 172,229	$ 182,675	$ 127,053
Board of directors
Related party transactions
Management Compensation	815,935	974,240	880,387
Directors' fees	172,229	182,675	127,053
Share-based payments	85,680	77,779	404,573
Total compensation	$ 1,073,845	$ 1,234,694	$ 1,412,013